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                           DRINKER BIDDLE & REATH LLP
                      Philadelphia National Bank Building
                                  11th Floor
                             1345 Chestnut Street
                          Philadelphia, PA 19107-3496
                                 (215) 988-2700

                                  June 16, 1997


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                   Re: Municipal Fund for California Investors, Inc. (Registration No. 2-79510; 811-3574)
                        ---------------------------------------------

Ladies and Gentlemen:

          On behalf of Municipal Fund for California Investors, Inc. and pursuant to Rule 497(c) of the Securities Act of 1933, as amended, I have filed herewith the Prospectus for the (Pierpont) California Money Fund (Dollar Shares) dated May 31, 1997. This relates to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A. If you have any questions or comments regarding this filing, please do not hesitate to contact me at
(215) 988-2966.

                                                  Sincerely,
                                                  /s/
                                                  ----------------------
                                                  Frances V. Ryan